UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS New York Tax-Free Income Fund

Class A: KNTAX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS New York Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.80%

Gross expense ratio as of the latest prospectus: 1.04%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned -2.98% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg New York Exempt Municipal Bond Index, returned -0.70%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg New York Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by overweights to airport and mass transit revenue bonds, along with an underweight to hospital revenue bonds.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg New York Exempt Municipal Bond Index includes investment-grade, tax-exempt and fixed-rate bonds issued in the state of New York; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

The Bloomberg New York Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
Bloomberg Municipal Bond Index
Bloomberg New York Exempt Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,405
$12,166
$11,316
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class A	Bloomberg Municipal Bond Index	Bloomberg New York Exempt Municipal Bond Index
'15	$9,725	$10,000	$10,000
'15	$9,772	$10,072	$10,064
'15	$9,811	$10,112	$10,101
'15	$9,859	$10,153	$10,138
'15	$9,938	$10,224	$10,200
'16	$10,022	$10,346	$10,329
'16	$10,024	$10,362	$10,345
'16	$10,081	$10,395	$10,370
'16	$10,175	$10,472	$10,453
'16	$10,221	$10,500	$10,478
'16	$10,389	$10,667	$10,631
'16	$10,370	$10,673	$10,644
'16	$10,398	$10,688	$10,656
'16	$10,341	$10,634	$10,602
'16	$10,228	$10,523	$10,488
'16	$9,860	$10,130	$10,118
'16	$9,953	$10,249	$10,240
'17	$9,999	$10,317	$10,302
'17	$10,055	$10,389	$10,367
'17	$10,082	$10,411	$10,391
'17	$10,137	$10,487	$10,466
'17	$10,297	$10,653	$10,635
'17	$10,274	$10,615	$10,597
'17	$10,328	$10,701	$10,680
'17	$10,391	$10,782	$10,751
'17	$10,368	$10,727	$10,689
'17	$10,374	$10,754	$10,715
'17	$10,321	$10,696	$10,654
'17	$10,432	$10,808	$10,761
'18	$10,310	$10,681	$10,634
'18	$10,257	$10,649	$10,601
'18	$10,282	$10,688	$10,632
'18	$10,228	$10,650	$10,587
'18	$10,341	$10,772	$10,707
'18	$10,346	$10,781	$10,713
'18	$10,360	$10,807	$10,733
'18	$10,375	$10,835	$10,754
'18	$10,300	$10,765	$10,688
'18	$10,215	$10,698	$10,621
'18	$10,320	$10,817	$10,745
'18	$10,446	$10,946	$10,873
'19	$10,521	$11,029	$10,953
'19	$10,577	$11,088	$11,013
'19	$10,753	$11,263	$11,184
'19	$10,798	$11,306	$11,222
'19	$10,945	$11,462	$11,377
'19	$10,980	$11,504	$11,412
'19	$11,055	$11,597	$11,503
'19	$11,252	$11,780	$11,668
'19	$11,175	$11,685	$11,572
'19	$11,168	$11,706	$11,586
'19	$11,172	$11,735	$11,615
'19	$11,196	$11,771	$11,647
'20	$11,395	$11,983	$11,851
'20	$11,564	$12,137	$11,995
'20	$11,039	$11,697	$11,552
'20	$10,803	$11,550	$11,353
'20	$11,119	$11,918	$11,720
'20	$11,279	$12,016	$11,823
'20	$11,439	$12,218	$11,997
'20	$11,400	$12,161	$11,907
'20	$11,360	$12,163	$11,886
'20	$11,342	$12,127	$11,846
'20	$11,577	$12,310	$12,076
'20	$11,695	$12,385	$12,178
'21	$11,792	$12,464	$12,262
'21	$11,593	$12,266	$12,055
'21	$11,668	$12,341	$12,131
'21	$11,797	$12,445	$12,261
'21	$11,894	$12,482	$12,318
'21	$11,949	$12,516	$12,359
'21	$12,036	$12,620	$12,456
'21	$11,985	$12,574	$12,392
'21	$11,867	$12,483	$12,292
'21	$11,857	$12,446	$12,264
'21	$11,977	$12,552	$12,380
'21	$11,989	$12,573	$12,406
'22	$11,642	$12,228	$12,055
'22	$11,568	$12,185	$12,009
'22	$11,186	$11,790	$11,595
'22	$10,827	$11,464	$11,257
'22	$10,969	$11,634	$11,483
'22	$10,665	$11,443	$11,238
'22	$10,994	$11,746	$11,547
'22	$10,699	$11,488	$11,260
'22	$10,205	$11,047	$10,823
'22	$10,075	$10,955	$10,721
'22	$10,674	$11,468	$11,272
'22	$10,643	$11,501	$11,297
'23	$11,023	$11,831	$11,667
'23	$10,725	$11,564	$11,386
'23	$10,984	$11,820	$11,660
'23	$10,987	$11,793	$11,643
'23	$10,889	$11,691	$11,539
'23	$11,004	$11,808	$11,680
'23	$11,029	$11,855	$11,710
'23	$10,874	$11,684	$11,523
'23	$10,516	$11,342	$11,160
'23	$10,327	$11,245	$11,065
'23	$11,059	$11,959	$11,832
'23	$11,405	$12,237	$12,124
'24	$11,398	$12,174	$12,053
'24	$11,414	$12,190	$12,053
'24	$11,407	$12,190	$12,034
'24	$11,251	$12,039	$11,889
'24	$11,255	$12,003	$11,856
'24	$11,480	$12,187	$12,062
'24	$11,566	$12,298	$12,166
'24	$11,663	$12,395	$12,251
'24	$11,772	$12,518	$12,374
'24	$11,590	$12,335	$12,175
'24	$11,807	$12,548	$12,417
'24	$11,603	$12,366	$12,225
'25	$11,608	$12,428	$12,282
'25	$11,721	$12,551	$12,394
'25	$11,468	$12,338	$12,152
'25	$11,369	$12,239	$12,076
'25	$11,281	$12,247	$12,053
'25	$11,336	$12,323	$12,124
'25	$11,236	$12,298	$12,077
'25	$11,316	$12,405	$12,166

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial invesment of $9,725.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	-2.98%	-0.15%	1.53%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	-5.64%	-0.70%	1.24%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg New York Exempt Municipal Bond Index	-0.70%	0.43%	1.98%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	170,148,036
Number of Portfolio Holdings	151
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	650,103
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	84%
Lease Obligations	7%
General Obligation Bonds	6%
Other	3%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	14%
AA	44%
A	16%
BBB	15%
BB	2%
B	0%
Not Rated	8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from New York and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DNYTF-TSRA-A

R-102577-2 (10/25)

DWS New York Tax-Free Income Fund

Class C: KNTCX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS New York Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.55%

Gross expense ratio as of the latest prospectus: 1.84%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned -3.70% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg New York Exempt Municipal Bond Index, returned -0.70%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg New York Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by overweights to airport and mass transit revenue bonds, along with an underweight to hospital revenue bonds.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg New York Exempt Municipal Bond Index includes investment-grade, tax-exempt and fixed-rate bonds issued in the state of New York; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

The Bloomberg New York Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
Bloomberg Municipal Bond Index
Bloomberg New York Exempt Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,405
$12,166
$10,791
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class C	Bloomberg Municipal Bond Index	Bloomberg New York Exempt Municipal Bond Index
'15	$10,000	$10,000	$10,000
'15	$10,033	$10,072	$10,064
'15	$10,066	$10,112	$10,101
'15	$10,110	$10,153	$10,138
'15	$10,184	$10,224	$10,200
'16	$10,273	$10,346	$10,329
'16	$10,260	$10,362	$10,345
'16	$10,312	$10,395	$10,370
'16	$10,411	$10,472	$10,453
'16	$10,452	$10,500	$10,478
'16	$10,617	$10,667	$10,631
'16	$10,591	$10,673	$10,644
'16	$10,612	$10,688	$10,656
'16	$10,548	$10,634	$10,602
'16	$10,416	$10,523	$10,488
'16	$10,045	$10,130	$10,118
'16	$10,133	$10,249	$10,240
'17	$10,164	$10,317	$10,302
'17	$10,215	$10,389	$10,367
'17	$10,235	$10,411	$10,391
'17	$10,295	$10,487	$10,466
'17	$10,441	$10,653	$10,635
'17	$10,421	$10,615	$10,597
'17	$10,459	$10,701	$10,680
'17	$10,527	$10,782	$10,751
'17	$10,487	$10,727	$10,689
'17	$10,486	$10,754	$10,715
'17	$10,426	$10,696	$10,654
'17	$10,532	$10,808	$10,761
'18	$10,401	$10,681	$10,634
'18	$10,342	$10,649	$10,601
'18	$10,360	$10,688	$10,632
'18	$10,310	$10,650	$10,587
'18	$10,417	$10,772	$10,707
'18	$10,416	$10,781	$10,713
'18	$10,423	$10,807	$10,733
'18	$10,431	$10,835	$10,754
'18	$10,350	$10,765	$10,688
'18	$10,258	$10,698	$10,621
'18	$10,357	$10,817	$10,745
'18	$10,477	$10,946	$10,873
'19	$10,545	$11,029	$10,953
'19	$10,595	$11,088	$11,013
'19	$10,754	$11,263	$11,184
'19	$10,793	$11,306	$11,222
'19	$10,943	$11,462	$11,377
'19	$10,972	$11,504	$11,412
'19	$11,039	$11,597	$11,503
'19	$11,219	$11,780	$11,668
'19	$11,135	$11,685	$11,572
'19	$11,121	$11,706	$11,586
'19	$11,128	$11,735	$11,615
'19	$11,145	$11,771	$11,647
'20	$11,336	$11,983	$11,851
'20	$11,497	$12,137	$11,995
'20	$10,968	$11,697	$11,552
'20	$10,717	$11,550	$11,353
'20	$11,023	$11,918	$11,720
'20	$11,186	$12,016	$11,823
'20	$11,337	$12,218	$11,997
'20	$11,281	$12,161	$11,907
'20	$11,246	$12,163	$11,886
'20	$11,220	$12,127	$11,846
'20	$11,445	$12,310	$12,076
'20	$11,544	$12,385	$12,178
'21	$11,643	$12,464	$12,262
'21	$11,429	$12,266	$12,055
'21	$11,496	$12,341	$12,131
'21	$11,627	$12,445	$12,261
'21	$11,705	$12,482	$12,318
'21	$11,751	$12,516	$12,359
'21	$11,840	$12,620	$12,456
'21	$11,781	$12,574	$12,392
'21	$11,659	$12,483	$12,292
'21	$11,641	$12,446	$12,264
'21	$11,752	$12,552	$12,380
'21	$11,755	$12,573	$12,406
'22	$11,408	$12,228	$12,055
'22	$11,329	$12,185	$12,009
'22	$10,948	$11,790	$11,595
'22	$10,590	$11,464	$11,257
'22	$10,723	$11,634	$11,483
'22	$10,418	$11,443	$11,238
'22	$10,734	$11,746	$11,547
'22	$10,438	$11,488	$11,260
'22	$9,951	$11,047	$10,823
'22	$9,817	$10,955	$10,721
'22	$10,395	$11,468	$11,272
'22	$10,358	$11,501	$11,297
'23	$10,720	$11,831	$11,667
'23	$10,425	$11,564	$11,386
'23	$10,670	$11,820	$11,660
'23	$10,666	$11,793	$11,643
'23	$10,565	$11,691	$11,539
'23	$10,671	$11,808	$11,680
'23	$10,688	$11,855	$11,710
'23	$10,530	$11,684	$11,523
'23	$10,177	$11,342	$11,160
'23	$9,987	$11,245	$11,065
'23	$10,689	$11,959	$11,832
'23	$11,016	$12,237	$12,124
'24	$11,001	$12,174	$12,053
'24	$11,010	$12,190	$12,053
'24	$10,996	$12,190	$12,034
'24	$10,838	$12,039	$11,889
'24	$10,835	$12,003	$11,856
'24	$11,045	$12,187	$12,062
'24	$11,131	$12,298	$12,166
'24	$11,206	$12,395	$12,251
'24	$11,304	$12,518	$12,374
'24	$11,121	$12,335	$12,175
'24	$11,334	$12,548	$12,417
'24	$11,119	$12,366	$12,225
'25	$11,119	$12,428	$12,282
'25	$11,221	$12,551	$12,394
'25	$10,971	$12,338	$12,152
'25	$10,869	$12,239	$12,076
'25	$10,778	$12,247	$12,053
'25	$10,824	$12,323	$12,124
'25	$10,733	$12,298	$12,077
'25	$10,791	$12,405	$12,166

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	-3.70%	-0.88%	0.76%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-4.64%	-0.88%	0.76%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg New York Exempt Municipal Bond Index	-0.70%	0.43%	1.98%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	170,148,036
Number of Portfolio Holdings	151
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	650,103
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	84%
Lease Obligations	7%
General Obligation Bonds	6%
Other	3%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	14%
AA	44%
A	16%
BBB	15%
BB	2%
B	0%
Not Rated	8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from New York and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DNYTF-TSRA-C

R-102577-2 (10/25)

DWS New York Tax-Free Income Fund

Class S: SNWYX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS New York Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	0.55%

Gross expense ratio as of the latest prospectus: 0.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned -2.64% for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg New York Exempt Municipal Bond Index, returned -0.70%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg New York Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by overweights to airport and mass transit revenue bonds, along with an underweight to hospital revenue bonds.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg New York Exempt Municipal Bond Index includes investment-grade, tax-exempt and fixed-rate bonds issued in the state of New York; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

The Bloomberg New York Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
Bloomberg Municipal Bond Index
Bloomberg New York Exempt Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,405
$12,166
$11,932
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class S	Bloomberg Municipal Bond Index	Bloomberg New York Exempt Municipal Bond Index
'15	$10,000	$10,000	$10,000
'15	$10,041	$10,072	$10,064
'15	$10,083	$10,112	$10,101
'15	$10,135	$10,153	$10,138
'15	$10,218	$10,224	$10,200
'16	$10,316	$10,346	$10,329
'16	$10,311	$10,362	$10,345
'16	$10,372	$10,395	$10,370
'16	$10,480	$10,472	$10,453
'16	$10,530	$10,500	$10,478
'16	$10,695	$10,667	$10,631
'16	$10,688	$10,673	$10,644
'16	$10,719	$10,688	$10,656
'16	$10,662	$10,634	$10,602
'16	$10,538	$10,523	$10,488
'16	$10,171	$10,130	$10,118
'16	$10,269	$10,249	$10,240
'17	$10,309	$10,317	$10,302
'17	$10,368	$10,389	$10,367
'17	$10,398	$10,411	$10,391
'17	$10,467	$10,487	$10,466
'17	$10,625	$10,653	$10,635
'17	$10,613	$10,615	$10,597
'17	$10,661	$10,701	$10,680
'17	$10,739	$10,782	$10,751
'17	$10,707	$10,727	$10,689
'17	$10,715	$10,754	$10,715
'17	$10,663	$10,696	$10,654
'17	$10,780	$10,808	$10,761
'18	$10,656	$10,681	$10,634
'18	$10,603	$10,649	$10,601
'18	$10,631	$10,688	$10,632
'18	$10,587	$10,650	$10,587
'18	$10,707	$10,772	$10,707
'18	$10,714	$10,781	$10,713
'18	$10,731	$10,807	$10,733
'18	$10,749	$10,835	$10,754
'18	$10,673	$10,765	$10,688
'18	$10,588	$10,698	$10,621
'18	$10,699	$10,817	$10,745
'18	$10,831	$10,946	$10,873
'19	$10,911	$11,029	$10,953
'19	$10,971	$11,088	$11,013
'19	$11,157	$11,263	$11,184
'19	$11,195	$11,306	$11,222
'19	$11,361	$11,462	$11,377
'19	$11,399	$11,504	$11,412
'19	$11,479	$11,597	$11,503
'19	$11,676	$11,780	$11,668
'19	$11,598	$11,685	$11,572
'19	$11,593	$11,706	$11,586
'19	$11,611	$11,735	$11,615
'19	$11,638	$11,771	$11,647
'20	$11,847	$11,983	$11,851
'20	$12,025	$12,137	$11,995
'20	$11,481	$11,697	$11,552
'20	$11,228	$11,550	$11,353
'20	$11,559	$11,918	$11,720
'20	$11,739	$12,016	$11,823
'20	$11,908	$12,218	$11,997
'20	$11,858	$12,161	$11,907
'20	$11,831	$12,163	$11,886
'20	$11,814	$12,127	$11,846
'20	$12,061	$12,310	$12,076
'20	$12,176	$12,385	$12,178
'21	$12,290	$12,464	$12,262
'21	$12,074	$12,266	$12,055
'21	$12,155	$12,341	$12,131
'21	$12,304	$12,445	$12,261
'21	$12,396	$12,482	$12,318
'21	$12,456	$12,516	$12,359
'21	$12,561	$12,620	$12,456
'21	$12,510	$12,574	$12,392
'21	$12,390	$12,483	$12,292
'21	$12,370	$12,446	$12,264
'21	$12,509	$12,552	$12,380
'21	$12,524	$12,573	$12,406
'22	$12,165	$12,228	$12,055
'22	$12,090	$12,185	$12,009
'22	$11,694	$11,790	$11,595
'22	$11,320	$11,464	$11,257
'22	$11,471	$11,634	$11,483
'22	$11,155	$11,443	$11,238
'22	$11,502	$11,746	$11,547
'22	$11,184	$11,488	$11,260
'22	$10,682	$11,047	$10,823
'22	$10,547	$10,955	$10,721
'22	$11,177	$11,468	$11,272
'22	$11,147	$11,501	$11,297
'23	$11,547	$11,831	$11,667
'23	$11,237	$11,564	$11,386
'23	$11,511	$11,820	$11,660
'23	$11,505	$11,793	$11,643
'23	$11,416	$11,691	$11,539
'23	$11,539	$11,808	$11,680
'23	$11,568	$11,855	$11,710
'23	$11,396	$11,684	$11,523
'23	$11,035	$11,342	$11,160
'23	$10,838	$11,245	$11,065
'23	$11,609	$11,959	$11,832
'23	$11,975	$12,237	$12,124
'24	$11,970	$12,174	$12,053
'24	$11,990	$12,190	$12,053
'24	$11,984	$12,190	$12,034
'24	$11,811	$12,039	$11,889
'24	$11,830	$12,003	$11,856
'24	$12,057	$12,187	$12,062
'24	$12,162	$12,298	$12,166
'24	$12,255	$12,395	$12,251
'24	$12,384	$12,518	$12,374
'24	$12,195	$12,335	$12,175
'24	$12,427	$12,548	$12,417
'24	$12,202	$12,366	$12,225
'25	$12,210	$12,428	$12,282
'25	$12,344	$12,551	$12,394
'25	$12,080	$12,338	$12,152
'25	$11,965	$12,239	$12,076
'25	$11,887	$12,247	$12,053
'25	$11,948	$12,323	$12,124
'25	$11,845	$12,298	$12,077
'25	$11,932	$12,405	$12,166

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	-2.64%	0.12%	1.78%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg New York Exempt Municipal Bond Index	-0.70%	0.43%	1.98%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	170,148,036
Number of Portfolio Holdings	151
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	650,103
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	84%
Lease Obligations	7%
General Obligation Bonds	6%
Other	3%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	14%
AA	44%
A	16%
BBB	15%
BB	2%
B	0%
Not Rated	8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from New York and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DNYTF-TSRA-S

R-102577-2 (10/25)

DWS New York Tax-Free Income Fund

Institutional Class: DNTIX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS New York Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.55%

Gross expense ratio as of the latest prospectus: 0.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned -2.74% for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg New York Exempt Municipal Bond Index, returned -0.70%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg New York Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by overweights to airport and mass transit revenue bonds, along with an underweight to hospital revenue bonds.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg New York Exempt Municipal Bond Index includes investment-grade, tax-exempt and fixed-rate bonds issued in the state of New York; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

The Bloomberg New York Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
Bloomberg Municipal Bond Index
Bloomberg New York Exempt Municipal Bond Index
$1,050,000
$840,000
$630,000
$420,000
$210,000
$0
12/1/20
'21
'22
'23
'24
'25
$1,007,751
$1,006,944
$988,298

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg New York Exempt Municipal Bond Index
12/1/20	$1,009,450	$1,006,100	$1,007,937
1/31/21	$1,018,044	$1,012,511	$1,014,888
2/28/21	$1,001,039	$996,424	$997,718
3/31/21	$1,007,776	$1,002,569	$1,004,013
4/30/21	$1,020,086	$1,010,978	$1,014,843
5/31/21	$1,027,770	$1,013,994	$1,019,551
6/30/21	$1,032,727	$1,016,778	$1,022,904
7/31/21	$1,041,432	$1,025,211	$1,030,967
8/31/21	$1,036,230	$1,021,449	$1,025,634
9/30/21	$1,026,338	$1,014,078	$1,017,396
10/31/21	$1,025,660	$1,011,113	$1,015,015
11/30/21	$1,036,237	$1,019,721	$1,024,690
12/31/21	$1,038,428	$1,021,366	$1,026,764
1/31/22	$1,007,698	$993,408	$997,731
2/28/22	$1,002,398	$989,849	$993,969
3/31/22	$969,568	$957,761	$959,670
4/30/22	$937,666	$931,270	$931,725
5/31/22	$950,209	$945,104	$950,436
6/30/22	$923,967	$929,625	$930,130
7/31/22	$952,758	$954,187	$955,727
8/31/22	$927,334	$933,275	$931,945
9/30/22	$884,710	$897,455	$895,763
10/31/22	$873,561	$889,991	$887,365
11/30/22	$926,737	$931,619	$932,919
12/31/22	$923,281	$934,286	$935,022
1/31/23	$957,391	$961,123	$965,621
2/28/23	$930,795	$939,390	$942,361
3/31/23	$953,483	$960,233	$965,096
4/30/23	$953,911	$958,039	$963,624
5/31/23	$945,557	$949,737	$955,052
6/30/23	$955,792	$959,251	$966,674
7/31/23	$958,190	$963,046	$969,188
8/31/23	$944,909	$949,182	$953,724
9/30/23	$914,942	$921,363	$923,654
10/31/23	$897,696	$913,522	$915,809
11/30/23	$961,600	$971,514	$979,290
12/31/23	$992,920	$994,094	$1,003,427
1/31/24	$991,486	$989,017	$997,620
2/29/24	$993,127	$990,287	$997,597
3/31/24	$992,691	$990,256	$996,052
4/30/24	$979,293	$977,992	$984,013
5/31/24	$979,904	$975,123	$981,241
6/30/24	$999,706	$990,070	$998,301
7/31/24	$1,008,409	$999,094	$1,006,906
8/31/24	$1,016,110	$1,006,974	$1,014,012
9/30/24	$1,025,857	$1,016,926	$1,024,127
10/31/24	$1,010,180	$1,002,098	$1,007,653
11/30/24	$1,029,354	$1,019,408	$1,027,738
12/31/24	$1,011,692	$1,004,567	$1,011,835
1/31/25	$1,012,401	$1,009,602	$1,016,536
2/28/25	$1,023,504	$1,019,612	$1,025,793
3/31/25	$1,000,567	$1,002,332	$1,005,773
4/30/25	$992,079	$994,257	$999,469
5/31/25	$984,600	$994,895	$997,575
6/30/25	$989,613	$1,001,089	$1,003,490
7/31/25	$982,137	$999,067	$999,538
8/31/25	$988,298	$1,007,751	$1,006,944

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	Since Inception 12/1/20
Institutional Class No Sales Charge	-2.74%	-0.25%
Bloomberg Municipal Bond Index	0.08%	0.16%
Bloomberg New York Exempt Municipal Bond Index	-0.70%	0.15%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	170,148,036
Number of Portfolio Holdings	151
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	650,103
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	84%
Lease Obligations	7%
General Obligation Bonds	6%
Other	3%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	14%
AA	44%
A	16%
BBB	15%
BB	2%
B	0%
Not Rated	8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from New York and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DNYTF-TSRA-I

R-102577-2 (10/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS new york tax free income Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$50,249	$0	$7,629	$0
2024	$50,249	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,369,569	$0
2024	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$7,629	$1,369,569	$0	$1,377,198
2024	$7,629	$0	$0	$7,629

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

August 31, 2025
Annual Financial Statements and Other Information
DWS New York Tax-Free Income Fund

Contents
3	Investment Portfolio
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
32	Tax Information
33	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS New York Tax-Free Income Fund

Investment Portfolioas of August 31, 2025

	Principal Amount ($)	Value ($)
Municipal Investments 96.3%
New York 93.9%
Albany, NY, Airport Authority Revenue, Series B, AMT, 5.0%, 12/15/2026	500,000	513,492
Albany, NY, Capital Resource Corp., National Charter School Revenue, Equitable School Revolving Fund LLC, Series D, 4.0%, 11/1/2046	2,500,000	2,082,132
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AG	1,250,000	1,048,731
Broome County, NY, Local Development Corp., Revenue, Good Shepherd Village at Endwell Obligated Group, 4.0%, 7/1/2041	1,000,000	852,324
Buffalo & Erie County, NY, Industrial Land Development Corp., D’Youville College Project, Series A, 4.0%, 11/1/2040	1,980,000	1,643,258
City of Long Beach, NY, General Obligation, Series B, 5.25%, 7/15/2042, INS: BAM	650,000	666,684
Clinton County, NY, State Capital Resource Corp. Revenue, Clinton-Essex-Warren-Washington Board of Cooperative Educational Services, 144A, 5.0%, 7/1/2046	800,000	791,263
Dutchess County, NY, Local Development Corp. Revenue, Culinary Institute Of America Project:
4.0%, 7/1/2036	200,000	197,070
4.0%, 7/1/2037	200,000	194,003
4.0%, 7/1/2038	200,000	189,778
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/1/2035, GTY: Goldman Sachs Group, Inc.	5,000,000	5,631,129
Long Island, NY, Electric System Revenue, Power Authority:
Series E, 5.0%, 9/1/2053	1,000,000	1,002,046
Series A, 5.25%, 9/1/2054	500,000	513,360
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	822,512
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann’s Community Project, 5.0%, 1/1/2050	1,500,000	1,227,063
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	918,456
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 4.0%, 7/1/2050	1,000,000	857,880
New York, Brookhaven Local Development Corp., Revenue, Jefferson’s Ferry Project, 5.25%, 11/1/2036	1,200,000	1,213,275
The accompanying notes are an integral part of the financial statements.

DWS New York Tax-Free Income Fund	|	3

	Principal Amount ($)	Value ($)
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,498,148
New York, Build New York City Resource Corp. Revenue, Academic Leadership Charter School Project, 4.0%, 6/15/2036	720,000	696,484
New York, Build New York City Resource Corp. Revenue, Classical Charter School Project, Series A, 4.75%, 6/15/2053	850,000	754,330
New York, Build New York City Resource Corp. Revenue, KIPP NYC Public School Facilities, 5.25%, 7/1/2052	1,000,000	958,606
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	903,080
New York, Build New York City Resource Corp. Revenue, The Children’s Aid Society Project, 4.0%, 7/1/2049	1,000,000	835,960
New York, Build New York City Resource Corp. Revenue, TrlPs Obligated Group, AMT, 5.5%, 7/1/2055	1,000,000	1,002,934
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	720,000	720,391
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	1,500,000	1,455,927
New York, Hudson Yards Infrastructure Corp., Series A, 5.0%, 2/15/2039	2,000,000	2,029,822
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “3” , 2.8%, 9/15/2069	2,750,000	2,516,208
New York, Metropolitan Transportation Authority Revenue:
Series B, 4.0%, 11/15/2034	3,500,000	3,503,895
Series D1, 5.0%, 11/15/2043	1,000,000	1,005,020
Series A2, 5.0% (a), 11/15/2045	2,665,000	2,802,624
New York, State Dormitory Authority Revenue, Institute of Technology, 5.25%, 7/1/2054	750,000	752,602
New York, State Dormitory Authority Revenue, Memorial Sloan-Kettering Cancer Center, Series 1, 5.25%, 7/1/2054, GTY: S.K.I. Realty, Inc.	1,000,000	1,030,169
New York, State Dormitory Authority Revenue, Montefiore Obligated Group, Series A, 4.0%, 9/1/2050	1,000,000	792,595
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph’s College:
Series A, 4.0%, 7/1/2031	500,000	481,036
Series A, 4.0%, 7/1/2032	500,000	473,252
Series A, 4.0%, 7/1/2033	500,000	465,165
Series A, 4.0%, 7/1/2035	500,000	447,220
Series A, 5.0%, 7/1/2030	500,000	510,949
The accompanying notes are an integral part of the financial statements.

4	|	DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Iona College, Series A, 5.0%, 7/1/2051	500,000	473,846
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	2,526,014
New York, State Dormitory Authority Revenue, State University, Series A, 5.0%, 7/1/2053	835,000	835,560
New York, State Dormitory Authority Revenue, Wagner College, 5.0%, 7/1/2047	2,000,000	1,646,225
New York, State Dormitory Authority Revenue, White Plains Hospital Obligated Group, 5.5%, 10/1/2054, INS: AG	1,250,000	1,276,861
New York, State Dormitory Authority Revenue, Yeshiva University, Series A, 5.0%, 7/15/2037	1,500,000	1,547,229
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/1/2054	1,500,000	1,507,572
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health Obligated Group, Series A, 5.0%, 5/1/2043	1,000,000	1,013,332
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health System, Series A, 5.0%, 5/1/2052	1,000,000	977,268
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, Series A, 5.0%, 7/1/2033	360,000	365,687
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AG	20,000	20,036
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School, Series A, 4.0%, 7/1/2052	1,500,000	1,192,863
New York, State Dormitory Authority, New York University:
Series A, 5.25%, 7/1/2055	1,000,000	1,026,196
Series A, 5.75%, 7/1/2027, INS: NATL	980,000	1,022,762
New York, State Dormitory Authority, Non-State Supported Debt, Series A, 5.25%, 10/1/2050, INS: AG	1,100,000	1,117,959
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.25%, 3/15/2052	1,500,000	1,542,855
New York, State Dormitory Authority, Sales Tax Revenue, Series B, 5.0%, 3/15/2049	1,000,000	1,012,847
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 4.0%, 3/15/2049	1,500,000	1,292,491
New York, State Environmental Facilities Corp. Revenue, Clean Water & Drinking Water:
Series A, 5.0%, 9/15/2054	1,000,000	1,014,546
Series A, 5.25%, 6/15/2053	1,000,000	1,035,762
The accompanying notes are an integral part of the financial statements.

DWS New York Tax-Free Income Fund	|	5

	Principal Amount ($)	Value ($)
New York, State Environmental Facilities Corp., Casella Waste Systems Inc., Series R-2, 144A, AMT, 5.125% (a), 9/1/2050, GTY: Casella Waste Systems, Inc.	250,000	255,388
New York, State Housing Finance Agency Revenue, Series C-2, 3.8% (a), 11/1/2062	1,000,000	1,000,390
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,572,314	1,279,505
New York, State Housing Finance Agency Revenue, West 38th Street LLC, Series A, 3.57% (a), 5/1/2042	1,000,000	1,013,901
New York, State Housing Finance Agency Revenue, West 62nd Street LLC, Series A-2, 3.6% (a), 11/1/2044, GTY: Federal Home Loan Mortgage	560,000	563,844
New York, State Liberty Development Corp. Revenue, A World Trade Center Project:
Series A, 1.9%, 11/15/2031	200,000	173,929
“1", Series A, 3.0%, 9/15/2043	2,000,000	1,551,371
“3", Series A, 3.5%, 9/15/2052	1,000,000	731,443
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	425,000	424,792
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	730,828
New York, State Power Authority Revenue, Green Transmission Project:
Series A, 4.0%, 11/15/2042, INS: AG	335,000	309,558
Series A, 5.25%, 11/15/2040, INS: AG	450,000	492,881
Series A, 5.25%, 11/15/2041, INS: AG	400,000	433,106
Series A, 5.25%, 11/15/2043, INS: AG	500,000	532,023
New York, State Thruway Authority, Series P, 5.25%, 1/1/2054	2,000,000	2,051,082
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	439,218
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.25%, 12/31/2054, INS: AG	1,500,000	1,480,114
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal:
AMT, 4.0%, 10/1/2030	1,000,000	1,002,255
AMT, 6.0%, 4/1/2035	600,000	650,956
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	924,112
AMT, 6.0%, 6/30/2054	3,000,000	3,048,353
AMT, 6.0%, 6/30/2059	1,000,000	1,023,977
The accompanying notes are an integral part of the financial statements.

6	|	DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	1,700,000	1,476,639
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
Series A, AMT, 5.0%, 12/1/2034	105,000	109,179
Series A, AMT, 5.0%, 12/1/2036	275,000	281,335
AMT, 5.0%, 12/1/2041	1,525,000	1,515,843
New York, State Urban Development Corp., Personal Income Tax Revenue, Series E4, 3.0%, 3/15/2048	2,000,000	1,426,465
New York, State Urban Development, Empire State Development Corp., Sales Tax Revenue, Series A, 5.0%, 3/15/2054	2,000,000	2,018,866
New York, Suffolk Regional Off-Track Betting Co., 6.0%, 12/1/2053	1,000,000	997,004
New York, Transportation Development Corp. Special Facility Revenue, Series C, 5.0%, 12/1/2035	575,000	609,460
New York, Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Revenue, Series A, 5.25%, 12/1/2054	2,000,000	2,045,464
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 5.0%, 5/15/2047	3,000,000	3,029,902
Series A, 5.0%, 5/15/2054	1,500,000	1,512,591
Series A-1, 5.25%, 11/15/2051	2,000,000	2,053,223
Series B, 5.25%, 5/15/2054	1,000,000	1,029,538
Series A, 5.5%, 11/15/2053	3,000,000	3,158,059
New York City, NY, General Obligation:
Series F-5, 3.85% (b), 9/2/2025, SPA: Barclays Bank PLC	300,000	300,000
Series L-4, 3.85% (b), 9/2/2025, LOC: U.S. Bank NA	1,000,000	1,000,000
Series A, 5.0%, 8/1/2051	2,000,000	2,002,962
Series G-1, 5.25%, 2/1/2053	250,000	256,428
Series D, 5.25%, 4/1/2054	1,500,000	1,533,250
Series A-1, 5.5%, 8/1/2050	1,000,000	1,057,387
New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AG	1,000,000	895,185
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series AA, 5.0%, 6/15/2051	1,200,000	1,215,351
Series DD, 5.25%, 6/15/2047	2,000,000	2,065,968
Series AA-1, 5.25%, 6/15/2053	1,000,000	1,029,122
Series BB-1, 5.25%, 6/15/2054	2,000,000	2,058,129
Series BB, 5.25%, 6/15/2055	1,000,000	1,032,376
The accompanying notes are an integral part of the financial statements.

DWS New York Tax-Free Income Fund	|	7

	Principal Amount ($)	Value ($)
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A3, 3.0%, 5/1/2045	3,000,000	2,200,298
Series A4, 3.95% (b), 9/2/2025, SPA: JPMorgan Chase Bank NA	400,000	400,000
Series F-1, 5.0%, 2/1/2043	585,000	596,965
Series A, 5.0%, 5/1/2053	2,000,000	2,007,622
Series E, 5.0%, 11/1/2053	1,000,000	1,006,614
Series D, 5.25%, 5/1/2048	1,500,000	1,550,021
Series C, 5.25%, 5/1/2049	1,000,000	1,030,734
Series G-1, 5.25%, 5/1/2051	1,000,000	1,027,330
Series F-1, 5.25%, 2/1/2053	2,000,000	2,050,150
Series E, 5.5%, 11/1/2049	2,000,000	2,104,186
New York Counties, NY, Tobacco Trust IV, Series A, 5.0%, 6/1/2051	2,000,000	1,654,533
New York, NY, General Obligation:
Series B-1, 5.25%, 10/1/2043	1,000,000	1,037,764
Series C-1, 5.25%, 9/1/2050	1,000,000	1,026,463
Series D-1, 5.5%, 5/1/2044	285,000	298,702
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	339,150
Series A, AMT, 5.0%, 4/1/2038	600,000	604,577
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	294,445
Series B, 4.0%, 7/1/2040	290,000	257,677
5.0%, 7/1/2046	450,000	425,160
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (c)	1,400,000	700,000
Port Authority of New York & New Jersey:
Series 242, AMT, 5.0%, 12/1/2044	1,695,000	1,701,827
Series 248, 5.0%, 1/15/2055	2,000,000	2,026,780
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.0%, 5/15/2045	1,000,000	1,017,476
Series A, 5.5%, 5/15/2063	1,885,000	1,964,064
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.0%, 9/1/2031	1,855,000	2,016,869
Westchester County, NY, Local Development Corp., Westchester Medical Center Obligated Revenue, 5.75%, 11/1/2048, INS: AG	1,000,000	1,063,116
The accompanying notes are an integral part of the financial statements.

8	|	DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Western Nassau County, NY, Water Authority:
Series A, 4.0%, 4/1/2046	300,000	260,766
Series A, 4.0%, 4/1/2051	600,000	505,056
Yonkers, NY, Economic Development Corp., Educational Revenue, Charter School of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	571,400
Series A, 5.0%, 10/15/2050	325,000	292,951
Series A, 5.0%, 10/15/2054	465,000	407,037
Yonkers, NY, General Obligation, Series F, 5.0%, 11/15/2038, INS: BAM	600,000	644,153
Yonkers, NY, Industrial Development Agency, New Community School Project, 4.0%, 5/1/2046	2,655,000	2,332,784
		159,688,206
Guam 1.2%
Guam, Antonio B. Won Pat International Airport Authority Revenue, Series A, AMT, 5.25%, 10/1/2042	400,000	404,340
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2045	1,000,000	994,937
Series A, 5.0%, 1/1/2050	145,000	138,360
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	210,000	212,154
Series A, 5.0%, 10/1/2038	190,000	191,225
Series A, 5.0%, 10/1/2040	135,000	135,042
		2,076,058
Puerto Rico 1.2%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	415,135	361,455
Series A1, 4.0%, 7/1/2046	515,217	425,822
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	4,000,000	1,264,230
		2,051,507
Total Municipal Investments (Cost $176,339,453)		163,815,771

	Shares	Value ($)
Closed-End Investment Companies 2.5%
Nuveen New York AMT-Free Quality Municipal Income Fund (Cost $4,319,535)	458,267	4,358,119

The accompanying notes are an integral part of the financial statements.

DWS New York Tax-Free Income Fund	|	9

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $180,658,988)	98.8	168,173,890
Other Assets and Liabilities, Net	1.2	1,974,146
Net Assets	100.0	170,148,036

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of
August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2025. Date shown reflects the earlier of demand date or stated maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
SPA: Standby Bond Purchase Agreement
The accompanying notes are an integral part of the financial statements.

10	|	DWS New York Tax-Free Income Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$163,815,771	$—	$163,815,771
Closed-End Investment Companies	4,358,119	—	—	4,358,119
Total	$4,358,119	$163,815,771	$—	$168,173,890

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS New York Tax-Free Income Fund	|	11

Statement of Assets and Liabilities
as of August 31, 2025

Assets
Investment in securities, at value (cost $180,658,988)	$168,173,890
Cash	4,132
Receivable for Fund shares sold	7,553
Dividends receivable	31,620
Interest receivable	2,243,125
Other assets	18,929
Total assets	170,479,249
Liabilities
Payable for Fund shares redeemed	30,382
Distributions payable	98,147
Accrued management fee	31,412
Accrued Trustees' fees	2,378
Other accrued expenses and payables	168,894
Total liabilities	331,213
Net assets, at value	$170,148,036
Net Assets Consist of
Distributable earnings (loss)	(21,832,406)
Paid-in capital	191,980,442
Net assets, at value	$170,148,036
The accompanying notes are an integral part of the financial statements.

12	|	DWS New York Tax-Free Income Fund

Statement of Assets and Liabilities as of August 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($74,798,824 ÷ 7,947,513 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.41
Maximum offering price per share (100 ÷ 97.25 of $9.41)	$9.68
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($775,580 ÷ 82,392 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.41
Class S
Net Asset Value, offering and redemption price per share ($84,959,655 ÷ 9,030,823 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.41
Institutional Class
Net Asset Value, offering and redemption price per share ($9,613,977 ÷ 1,022,340 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.40
The accompanying notes are an integral part of the financial statements.

DWS New York Tax-Free Income Fund	|	13

Statement of Operations
for the year ended August 31, 2025

Investment Income
Income:
Interest	$7,218,929
Dividends	459,878
Total income	7,678,807
Expenses:
Management fee	770,148
Administration fee	186,761
Services to shareholders	201,069
Distribution and service fees	209,410
Custodian fee	3,530
Professional fees	92,463
Reports to shareholders	28,397
Registration fees	59,212
Trustees' fees and expenses	7,824
Other	26,733
Total expenses before expense reductions	1,585,547
Expense reductions	(296,787)
Total expenses after expense reductions	1,288,760
Net investment income	6,390,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(2,215,457)
Change in net unrealized appreciation (depreciation) on investments	(9,762,699)
Net gain (loss)	(11,978,156)
Net increase (decrease) in net assets resulting from operations	$(5,588,109)
The accompanying notes are an integral part of the financial statements.

14	|	DWS New York Tax-Free Income Fund

Statements of Changes in Net Assets
	Years Ended August 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$6,390,047	$5,950,634
Net realized gain (loss)	(2,215,457)	(787,492)
Change in net unrealized appreciation (depreciation)	(9,762,699)	8,473,342
Net increase (decrease) in net assets resulting from operations	(5,588,109)	13,636,484
Distributions to shareholders:
Class A	(2,669,842)	(2,299,017)
Class C	(24,845)	(35,935)
Class S	(3,164,761)	(3,149,080)
Institutional Class	(470,575)	(334,864)
Total distributions	(6,330,023)	(5,818,896)
Fund share transactions:
Proceeds from shares sold	23,131,685	44,528,452
Reinvestment of distributions	5,518,692	5,035,813
Payments for shares redeemed	(48,497,179)	(39,155,660)
Net increase (decrease) in net assets from Fund share transactions	(19,846,802)	10,408,605
Increase (decrease) in net assets	(31,764,934)	18,226,193
Net assets at beginning of period	201,912,970	183,686,777
Net assets at end of period	$170,148,036	$201,912,970

The accompanying notes are an integral part of the financial statements.

DWS New York Tax-Free Income Fund	|	15

Financial Highlights
DWS New York Tax-Free Income Fund — Class A
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.01	$9.61	$9.72	$11.15	$10.86
Income (loss) from investment operations:
Net investment income[a]	.31	.29	.27	.25	.26
Net realized and unrealized gain (loss)	(.60 )	.40	(.11 )	(1.43)	.29
Total from investment operations	(.29 )	.69	.16	(1.18)	.55
Less distributions from:
Net investment income	(.31 )	(.29 )	(.27 )	(.25 )	(.26 )
Net realized gains	—	—	(.00 )*	—	—
Total distributions	(.31 )	(.29 )	(.27 )	(.25 )	(.26 )
Net asset value, end of period	$9.41	$10.01	$9.61	$9.72	$11.15
Total Return (%)[b,c]	(2.98)	7.25	1.64	(10.73)	5.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	75	88	76	85	112
Ratio of expenses before expense reductions (%)	.94	.92	.91	.90	.92
Ratio of expenses after expense reductions (%)	.80	.80	.78	.79	.78
Ratio of net investment income (%)	3.18	3.00	2.77	2.36	2.37
Portfolio turnover rate (%)	52	46	58	49	31

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

16	|	DWS New York Tax-Free Income Fund

DWS New York Tax-Free Income Fund — Class C
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.01	$9.61	$9.72	$11.15	$10.85
Income (loss) from investment operations:
Net investment income[a]	.24	.22	.19	.17	.18
Net realized and unrealized gain (loss)	(.61 )	.39	(.11 )	(1.43)	.30
Total from investment operations	(.37 )	.61	.08	(1.26)	.48
Less distributions from:
Net investment income	(.23 )	(.21 )	(.19 )	(.17 )	(.18 )
Net realized gains	—	—	(.00 )*	—	—
Total distributions	(.23 )	(.21 )	(.19 )	(.17 )	(.18 )
Net asset value, end of period	$9.41	$10.01	$9.61	$9.72	$11.15
Total Return (%)[b,c]	(3.70)	6.42	.88	(11.40)	4.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	3	4
Ratio of expenses before expense reductions (%)	1.75	1.72	1.72	1.69	1.71
Ratio of expenses after expense reductions (%)	1.55	1.54	1.53	1.54	1.53
Ratio of net investment income (%)	2.42	2.25	2.02	1.61	1.64
Portfolio turnover rate (%)	52	46	58	49	31

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS New York Tax-Free Income Fund	|	17

DWS New York Tax-Free Income Fund — Class S
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.00	$9.60	$9.71	$11.15	$10.85
Income (loss) from investment operations:
Net investment income[a]	.33	.32	.29	.27	.29
Net realized and unrealized gain (loss)	(.59 )	.39	(.11 )	(1.44)	.30
Total from investment operations	(.26 )	.71	.18	(1.17)	.59
Less distributions from:
Net investment income	(.33 )	(.31 )	(.29 )	(.27 )	(.29 )
Net realized gains	—	—	(.00 )*	—	—
Total distributions	(.33 )	(.31 )	(.29 )	(.27 )	(.29 )
Net asset value, end of period	$9.41	$10.00	$9.60	$9.71	$11.15
Total Return (%)[b]	(2.64)	7.54	1.89	(10.60)	5.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	85	99	98	125	153
Ratio of expenses before expense reductions (%)	.72	.71	.70	.73	.75
Ratio of expenses after expense reductions (%)	.55	.55	.53	.54	.53
Ratio of net investment income (%)	3.44	3.25	3.02	2.62	2.63
Portfolio turnover rate (%)	52	46	58	49	31

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

18	|	DWS New York Tax-Free Income Fund

DWS New York Tax-Free Income Fund — Institutional Class
	Years Ended August 31,				Period Ended
	2025	2024	2023	2022	8/31/21[a]
Selected Per Share Data
Net asset value, beginning of period	$10.00	$9.60	$9.71	$11.14	$10.96
Income (loss) from investment operations:
Net investment income[b]	.33	.32	.29	.27	.21
Net realized and unrealized gain (loss)	(.60 )	.39	(.11 )	(1.43)	.18
Total from investment operations	(.27 )	.71	.18	(1.16)	.39
Less distributions from:
Net investment income	(.33 )	(.31 )	(.29 )	(.27 )	(.21 )
Net realized gains	—	—	(.00 )*	—	—
Total distributions	(.33 )	(.31 )	(.29 )	(.27 )	(.21 )
Net asset value, end of period	$9.40	$10.00	$9.60	$9.71	$11.14
Total Return (%)[c]	(2.74)	7.54	1.90	(10.51)	3.62 **
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	14	8	8	5
Ratio of expenses before expense reductions (%)	.73	.69	.68	.68	.74 ***
Ratio of expenses after expense reductions (%)	.55	.55	.53	.55	.53 ***
Ratio of net investment income (%)	3.42	3.25	3.02	2.62	2.56 ***
Portfolio turnover rate (%)	52	46	58	49	31 [d]

[a]	For the period from December 1, 2020 (commencement of operations) to August 31, 2021.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2021.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS New York Tax-Free Income Fund	|	19

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS New York Tax-Free Income Fund (the “Fund” ) is a non-diversified series of Deutsche DWS State Tax-Free Income Series (the “Series” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ).

20	|	DWS New York Tax-Free Income Fund

Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS New York Tax-Free Income Fund	|	21

Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of

22	|	DWS New York Tax-Free Income Fund

the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued and delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At August 31, 2025, the Fund had net tax basis capital loss carryforwards of $9,749,174, including short-term losses ($937,946) and long-term losses ($8,811,228), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended August 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, interest income on defaulted securities and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS New York Tax-Free Income Fund	|	23

At August 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed tax-exempt income	$472,431
Undistributed ordinary income*	$15,725
Capital loss carryforwards	$(9,749,174)
Net unrealized appreciation (depreciation) on investments	$(12,301,723)
At August 31, 2025, the aggregate cost of investments for federal income tax purposes was $180,475,613. The net unrealized depreciation for all investments based on tax cost was $12,301,723. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,377,018 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $13,678,741.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended August 31,
	2025	2024
Distributions from tax-exempt income	$6,329,691	$5,805,722
Distributions from ordinary income*	$332	$13,174

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

24	|	DWS New York Tax-Free Income Fund

B.
Purchases and Sales of Securities
During the year ended August 31, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $99,584,714 and $118,862,446, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.40%
Next $750 million of such net assets	.37%
Next $1.5 billion of such net assets	.35%
Next $2.5 billion of such net assets	.33%
Next $2.5 billion of such net assets	.30%
Next $2.5 billion of such net assets	.28%
Next $2.5 billion of such net assets	.26%
Over $12.5 billion of such net assets	.25%
Accordingly, for the year ended August 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.40% of the Fund’s average daily net assets.
For the period from September 1, 2024 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

DWS New York Tax-Free Income Fund	|	25

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.80%
Class C	1.55%
Class S	.55%
Institutional Class	.55%
Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.79%
Class C	1.54%
Class S	.54%
Institutional Class	.54%
For the year ended August 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$118,778
Class C	2,055
Class S	152,024
Institutional Class	23,930
$296,787
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2025, the Administration Fee was $186,761, of which $14,114 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

26	|	DWS New York Tax-Free Income Fund

servicing fee it receives from the Fund. For the year ended August 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at August 31, 2025
Class A	$11,354	$1,870
Class C	293	64
Class S	17,349	2,942
Institutional Class	237	42
	$29,233	$4,918
In addition, for the year ended August 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$67,297
Class C	1,135
Class S	76,715
Institutional Class	15,242
$160,389
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended August 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at August 31, 2025
Class C	$7,797	$493
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS New York Tax-Free Income Fund	|	27

accounts the firms service. For the year ended August 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at August 31, 2025	Annual Rate
Class A	$199,019	$33,500.24%
Class C	2,594	341.25%
	$201,613	$33,841
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2025 aggregated $1,405.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended August 31, 2025, the CDSC for Class C shares aggregated $702. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2025, DDI received $24,765 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended August 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,345, of which $639 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the year ended August 31, 2025, the Fund engaged in securities purchases of $29,125,000 and securities sales of $38,025,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of

28	|	DWS New York Tax-Free Income Fund

the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at August 31, 2025.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,140,279	$11,297,034	2,187,953	$21,414,613
Class C	20,702	205,627	13,669	134,879
Class S	648,474	6,406,624	1,410,207	13,305,275
Institutional Class	529,527	5,222,400	987,161	9,673,685
		$23,131,685		$44,528,452
Shares issued to shareholders in reinvestment of distributions
Class A	249,125	$2,413,040	207,777	$2,028,337
Class C	2,561	24,859	3,529	34,331
Class S	275,315	2,665,789	274,276	2,673,938
Institutional Class	42,837	415,004	30,580	299,207
		$5,518,692		$5,035,813
Shares redeemed
Class A	(2,200,234)	$(21,283,671)	(1,573,473)	$(15,183,970)
Class C	(69,106)	(674,298)	(96,938)	(954,563)
Class S	(1,783,183)	(17,340,018)	(1,969,909)	(18,914,324)
Institutional Class	(951,758)	(9,199,192)	(419,176)	(4,102,803)
		$(48,497,179)		$(39,155,660)
Net increase (decrease)
Class A	(810,830)	$(7,573,597)	822,257	$8,258,980
Class C	(45,843)	(443,812)	(79,740)	(785,353)
Class S	(859,394)	(8,267,605)	(285,426)	(2,935,111)
Institutional Class	(379,394)	(3,561,788)	598,565	5,870,089
		$(19,846,802)		$10,408,605

DWS New York Tax-Free Income Fund	|	29

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS State Tax-Free Income Series and Shareholders of DWS New York Tax-Free Income Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS New York Tax-Free Income Fund (the “Fund” ) (one of the funds constituting Deutsche DWS State Tax-Free Income Series (the “Trust” )), including the investment portfolio, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS State Tax-Free Income Series) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

30	|	DWS New York Tax-Free Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
October 21, 2025

DWS New York Tax-Free Income Fund	|	31

Tax Information (Unaudited)
Of the dividends paid from net investment income for the taxable year ended August 31, 2025, 99% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

32	|	DWS New York Tax-Free Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS New York Tax-Free Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS New York Tax-Free Income Fund	|	33

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

34	|	DWS New York Tax-Free Income Fund

December 31, 2023). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

DWS New York Tax-Free Income Fund	|	35

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DNYTF-BFE2024

36	|	DWS New York Tax-Free Income Fund

DNYTF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	10/30/2025